OTHER FINANCIAL ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Categories of financial assets [abstract]
Other non-current receivables	$ 6,828	$ 5,972
Non-current guarantees and deposits	28,779	32,220
Total non-current	35,607	38,192
Current guarantees and deposits	744	1,158
Total current	744	1,158
Total	$ 36,351	$ 39,350